Basis of Presentation and Summary of Significant Accounting Policies (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Estimated Cost to Build		$ 180.0		$ 180.0
Proceeds from sale of assets		0.0	$ 0.8	972.7	$ 2.7	$ 69.1
Property Plant and Equipment Disposition				1,127.6
Increase (Decrease) in Intangible Assets, Current				8.5
Increase (Decrease) in Other Current Assets and Liabilities, Net				11.2
Inventory		58.8		66.0	44.5
Goodwill impairment		0.0	109.7	$ 162.6	$ 1,406.3	48.8
Discount rate				19.00%	15.00%
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure				$ 3.7
Debt Issuance Costs, Net		33.8		34.0	$ 40.9
Deferred revenue		6.2		$ 7.5	14.2
Percentage of gross income from qualifying sources required to be subject to federal income tax, minimum				90.00%
Share-based Compensation				$ 16.0	11.5	10.1
Granite Wash
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment				0.0	0.0	14.2
Impaired assets to be disposed of					8.5	13.2
Fair value disclosure					11.2
Impairment of intangible assets						20.0
Barnett
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment				0.0	257.2	0.0
Impaired assets to be disposed of					354.4
Fair value disclosure					298.5
Impairment of intangible assets					238.9
Fayetteville
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment				0.0	72.5	4.3
Impaired assets to be disposed of					61.9
Fair value disclosure					59.3
Impairment of intangible assets					70.9
Haynesville
Summary Of Significant Accounting Policies [Line Items]
Impaired assets to be disposed of					45.7
Fair value disclosure					3.8
Impairment of intangible assets					6.0
Watkins Glen
Summary Of Significant Accounting Policies [Line Items]
Impaired assets to be disposed of					31.2
Fair value disclosure					6.7
Trucking
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment			7.8	29.5	148.4	0.0
Impairment of intangible assets				31.4
Marcellus
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment			8.6	8.6	0.0	0.0
COLT
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment			13.7	44.9	623.4	0.0
Supply and Logistics
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment			65.5	65.5	99.0	0.0
Storage and Terminals
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment			14.1	14.1	53.7	0.0
Natural Gas Liquids
Summary Of Significant Accounting Policies [Line Items]
Inventory				56.7	35.4
Crestwood Midstream Partners LP
Summary Of Significant Accounting Policies [Line Items]
Proceeds from sale of assets		0.0	0.8	972.7	2.7	2.7
Inventory		58.8		66.0	44.5
Goodwill impairment		0.0	$ 109.7	162.6	1,149.1	$ 48.8
Deferred revenue		$ 6.2		$ 7.5	14.2
Powder River Basin Industrial Complex, LLC
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, other than temporary impairment					$ 23.4
Minimum
Summary Of Significant Accounting Policies [Line Items]
Discount rate			10.00%	10.00%	10.00%	9.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Discount rate			19.00%	19.00%	16.00%	12.00%
Equity Method Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Discount rate					15.50%
Stagecoach Gas Services LLC
Summary Of Significant Accounting Policies [Line Items]
Equity method ownership percentage		50.00%		50.00%
Stagecoach Gas Services LLC | Crestwood Midstream Partners LP
Summary Of Significant Accounting Policies [Line Items]
Equity method ownership percentage				50.00%
Stagecoach Gas Services LLC | CEGP [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from sale of assets				$ 975.0
Jackalope Gas Gathering Services, LLC
Summary Of Significant Accounting Policies [Line Items]
Equity method ownership percentage		50.00%		50.00%
Equity method investment, other than temporary impairment					$ 51.4
Performance Shares [Member]
Summary Of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	381,704
Share-based Compensation		$ 0.4
Crestwood LTIP | Performance Shares [Member]
Summary Of Significant Accounting Policies [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 10.6